Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 1,175,000	¥ 1,072,300	¥ 1,200,600
Reversal of (provision for) credit losses	(321,713)	(34,330)	240,847
Trading account profits (losses)—net	765,373	168,900	(73,114)
Foreign exchange gains (losses)—net	(281,790)	(95,987)	(49,561)
Equity in earnings of equity method investees—net	282,712	209,732	227,984
Impairment of goodwill	(383,810)
Impairment of intangible assets	(3,732)	(118,108)	(21,900)
Reversal of (provision for) off-balance sheet credit instruments	62,279	(38,463)	96,054
Income before income tax expense	433,220	870,842	1,661,819
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	1,175,000	1,072,000	1,201,000
Reversal of (provision for) credit losses	(322,000)	(34,000)	241,000
Trading account profits (losses)—net	920,000	182,000	(287,000)
Equity investment securities gains (losses)—net	(618,000)	(305,000)	215,000
Debt investment securities gains (losses)—net	(403,000)	(3,000)	71,000
Foreign exchange gains (losses)—net	(145,000)	47,000	7,000
Equity in earnings of equity method investees—net	283,000	210,000	228,000
Impairment of goodwill	(384,000)
Impairment of intangible assets	(4,000)	(118,000)	(22,000)
Reversal of (provision for) off-balance sheet credit instruments	62,000	(38,000)	96,000
Other—net	(131,000)	(142,000)	(88,000)
Income before income tax expense	¥ 433,000	¥ 871,000	¥ 1,662,000